Fees Summary	Sep. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 58,875,000
Previously Paid Amount	0.00
Total Fee Amount	8,130.64
Total Offset Amount	0.00
Net Fee	8,130.64
Narrative - Max Aggregate Offering Price	$ 58,875,000
Final Prospectus	true